INTANGIBLES - Schedule of intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 4,290,998	$ 3,388,482
Amortization of intangibles	66,137	19,317
Intangible assets and goodwill, ending balance	6,185,237	4,290,998
Fund management contracts indefinite-life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,778,901	1,779,957
Intangible assets and goodwill, ending balance	1,802,667	1,778,901
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,396,869	3,475,064
Acquired	1,949,213	924,983
Additions	12,420	17,132
Retired	(555)
Translation	566	(20,310)
Intangible assets and goodwill, ending balance	6,358,513	4,396,869
Cost | Fund management contracts indefinite-life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,778,901	1,779,957
Acquired	27,807	1,753
Additions	0	0
Retired	0
Translation	(4,041)	(2,809)
Intangible assets and goodwill, ending balance	1,802,667	1,778,901
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(105,871)	(86,582)
Acquired	(1,519)	(166)
Amortization of intangibles	66,137	19,317
Retired	538
Translation	(287)	194
Intangible assets and goodwill, ending balance	(173,276)	(105,871)
Accumulated depreciation | Fund management contracts indefinite-life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Acquired	0
Amortization of intangibles	0	0
Retired	0
Translation	0	0
Intangible assets and goodwill, ending balance	0	0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,053,672	1,531,273
Intangible assets and goodwill, ending balance	3,255,941	2,053,672
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,053,672	1,531,273
Acquired	1,200,985	529,320
Additions	0	0
Retired	0
Translation	1,284	(6,921)
Intangible assets and goodwill, ending balance	3,255,941	2,053,672
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Acquired	0	0
Amortization of intangibles	0	0
Retired	0
Translation	0	0
Intangible assets and goodwill, ending balance	0	0
Fund administration contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	397,129	23,779
Intangible assets and goodwill, ending balance	$ 1,060,220	397,129
Fund administration contracts | Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	6 years 10 months 24 days
Fund administration contracts | Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	12 years
Fund administration contracts | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 431,965	49,500
Acquired	713,490	392,904
Additions	0	0
Retired	0
Translation	3,526	(10,439)
Intangible assets and goodwill, ending balance	1,148,981	431,965
Fund administration contracts | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(34,836)	(25,721)
Acquired	0	0
Amortization of intangibles	53,541	9,325
Retired	0
Translation	(384)	210
Intangible assets and goodwill, ending balance	(88,761)	(34,836)
Fund management contracts finite-life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	16,592	18,761
Intangible assets and goodwill, ending balance	$ 19,220	16,592
Fund management contracts finite-life | Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	5 years 3 months 18 days
Fund management contracts finite-life | Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	11 years 10 months 24 days
Fund management contracts finite-life | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 50,045	50,157
Acquired	5,041	0
Additions	0	0
Retired	0
Translation	(189)	(112)
Intangible assets and goodwill, ending balance	54,897	50,045
Fund management contracts finite-life | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(33,453)	(31,396)
Acquired	0	0
Amortization of intangibles	2,307	2,037
Retired	0
Translation	83	(20)
Intangible assets and goodwill, ending balance	(35,677)	(33,453)
Other intangibles
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	44,704	34,712
Intangible assets and goodwill, ending balance	$ 47,189	44,704
Other intangibles | Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	1 month 6 days
Other intangibles | Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	7 years 9 months 18 days
Other intangibles | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 82,286	64,177
Acquired	1,890	1,006
Additions	12,420	17,132
Retired	(555)
Translation	(14)	(29)
Intangible assets and goodwill, ending balance	96,027	82,286
Other intangibles | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(37,582)	(29,465)
Acquired	(1,519)	(166)
Amortization of intangibles	10,289	7,955
Retired	538
Translation	14	4
Intangible assets and goodwill, ending balance	$ (48,838)	$ (37,582)